INTANGIBLES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
INTANGIBLES

17.	INTANGIBLES

									Carrying amount
	At December 31, 2021	Effects of movements in foreign exchange in the balance sheet	Effects of application of IAS 29 (hyperinflation)	Additions	Transfers	Disposal	Amortization	At December 31, 2022	Acquisition cost	Depreciation
Brands	6,329.0	(1,096.2)	930.3	-	-	-	-	6,163.1	6,163.1	-
Intangibles	671.2	(44.7)	0.1	-	3.2	-	(58.1)	571.7	3,308.6	(2,736.9)
Software	1,129.7	(130.6)	126.9	6.9	1,402.3	-	(401.1)	2,134.1	4,353.9	(2,219.8)
Others	559.1	(96.0)	76.8	220.5	(364.1)	-	(43.0)	353.3	1,218.8	(865.5)
Total	8,689.0	(1,367.5)	1,134.1	227.4	1,041.4	-	(502.2)	9,222.2	15,044.4	(5,822.2)

									Carrying amount
	At December 31, 2022	Effects of movements in foreign exchange in the balance sheet	Effects of application of IAS 29 (hyperinflation)	Additions	Transfers	Disposal	Amortization	At December 31, 2023	Acquisition cost	Depreciation
Brands	6,163.1	(1,838.5)	808.6	73.9	-	-	-	5,207.1	5,207.1	-
Intangibles	571.7	(33.5)	-	869.3	-	-	(56.7)	1,350.8	4,087.0	(2,736.2)
Software	2,134.1	(344.6)	176.2	37.0	976.5	(0.9)	(573.5)	2,404.8	4,954.2	(2,549.4)
Others	353.3	(32.9)	11.0	487.7	317.0	(0.7)	(56.4)	1,079.0	1,837.9	(758.9)
Total	9,222.2	(2,249.5)	995.8	1,467.9	1,293.5	(1.6)	(686.6)	10,041.7	16,086.2	(6,044.5)

Intangibles with indefinite useful life

The carrying value of intangible assets with indefinite useful lives classified as brands were allocated to the following CGUs:

	2023	2022
Argentina	1,303.7	2,019.2
Bolivia	830.0	894.5
Brazil	73.9	-
Canada	195.7	206.4
Chile	70.7	78.5
Luxembourg	339.6	339.6
Paraguay	504.7	542.7
Dominican Republic	1,431.5	1,593.0
Panama	333.0	358.8
Uruguay	124.3	130.4
	5,207.1	6,163.1

Intangible assets with indefinite useful lives have been tested for impairment on a CGU level basis, which is consistent with the approach described in Note 16 – Impairment of Non-Financial assets.

The Company is implementing a new version of its principal enterprise resource planning (ERP) - S4/Hana, an SAP platform, whose capitalizable investments are recognized as intangible assets in the software line. The implementation is necessary to update and improve the company's technological environment. In the context of the implementation, several assessments were carried out by Management, including from the perspective of internal controls, to mitigate risks connected to this type of upgrade, such as operational risks, operational disruption, data integrity and regulatory compliance.

Accounting policies

The intangibles are recognized at cost of acquisition, net of accumulated amortization and impairment losses.

Intangible assets with definite useful lives are amortized on a straight-line basis over their estimated useful lives. Licenses, supply, and distribution rights are amortized over the period for which the rights exist, based on the contract terms, which vary, in general, from 1 to 8 years. Brands are considered to have indefinite lives, and therefore, are not amortized. Software and capitalized development costs related to technology are amortized over a period of 3 to 10 years. Items that are not amortized are tested for impairment on an annual basis

Net gains on sales of intangible assets are disclosed in the income statement as other operating income. Net losses on sales are included as other operating expenses. Net gains and losses are recorded in income statement when control is transferred to the buyer, the counterpart recovery is possible and associated costs can be reliably estimated

(a) Brands

The Company is the owner of some of the world’s leading brands in the beer industry. As a result, brands are expected to generate positive cash flow for as long as the Company owns the brands, and accordingly they have been assigned indefinite useful lives. The most representative brands that have been recorded as a result of the fair value determination of past acquisitions are Quilmes in Argentina, Pilsen in Paraguay, Paceña and Huari in Bolivia and Presidente and Presidente Light in the Dominican Republic.

When a portion of the consideration paid in a business combination relates to brands, this is recognized in a specific Intangible Assets account, and measured at fair values as at the acquisition date. Subsequently, the value of brands can be reduced in the case of impairment losses. Internally generated expenditure for brand development is recognized within expenses.

(b) Software

Purchased software is measured at cost less accumulated amortization. Amortization related to software is included in the cost of sales, commercial expenses or administrative expenses, based on the business activity which the software is intended to support.

The expenditures related to software maintenance are recognized as expense, as incurred. The expenditures with development, as the expenditures with employees allocated in software development, which are directly attributed to identifiable and exclusive software, controlled by the Company, are recognized as intangible assets.

(c) Commercial intangibles

The Company recognizes supply rights, which consists in the right that Company has to supply for a customer and the commitment from the customer to buy Company’s products. And distribution rights that are the rights of selling specific products in a given territory.

(d) Other intangible assets

Other intangible assets also include multi-year sponsorship rights acquired by the Company. These are initially recognized at the present value of the future payments and subsequently measured at cost less accumulated amortization and impairment losses.